Schedules of Investments (unaudited)
October 31, 2025
 Franklin Multi-Asset Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Domestic Equity — 77.2%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		897,428	$12,846,772 *
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		235,511	14,684,099
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		949,311	14,923,175
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,742,108	68,987,469
ClearBridge Large Cap Growth Fund, Class IS Shares		2,202,919	184,075,896
ClearBridge Small Cap Growth Fund, Class IS Shares		475,954	21,498,860
Franklin U.S. Large Cap Equity Fund, Class IS Shares		7,502,045	210,957,497
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		617,218	55,191,633
Putnam Large Cap Value Fund, Class R6 Shares		3,507,367	137,383,563

Total Domestic Equity			720,548,964
Foreign Equity — 17.7%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		695,904	18,621,347
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		281,131	22,594,490
Franklin International Equity Fund, Class IS Shares		2,591,443	57,270,895
Templeton Funds:
Templeton Developing Markets Trust, Class A Shares		1,688,040	45,070,671
Templeton Foreign Fund, Class R6 Shares		2,389,442	22,126,229

Total Foreign Equity			165,683,632
Domestic Fixed Income — 4.7%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		1,424,262	31,048,912
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		1,273,433	12,810,731

Total Domestic Fixed Income			43,859,643
Foreign Fixed Income — 0.2%
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		142,462	1,354,814
Total Investments in Underlying Funds before Short-Term Investments (Cost — $671,981,989)			931,447,053
	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $2,928,904)	3.966%	2,928,904	2,928,904 (b)
Total Investments — 100.1% (Cost — $674,910,893)			934,375,957
Liabilities in Excess of Other Assets — (0.1)%			(542,485)
Total Net Assets — 100.0%			$933,833,472

*	Non-income producing security.
(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
October 31, 2025
 Franklin Multi-Asset Moderate Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Equity — 64.8%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		434,867	$6,225,165 *
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		114,111	7,114,815
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		459,958	7,230,535
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		844,130	33,427,536
ClearBridge Large Cap Growth Fund, Class IS Shares		1,067,371	89,189,488
ClearBridge Small Cap Growth Fund, Class IS Shares		230,622	10,417,211
Franklin U.S. Large Cap Equity Fund, Class IS Shares		3,634,979	102,215,599
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		299,060	26,741,968
Putnam Large Cap Value Fund, Class R6 Shares		1,699,476	66,568,491

Total Domestic Equity			349,130,808
Foreign Equity — 15.2%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		403,910	10,808,026
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		136,227	10,948,533
Franklin International Equity Fund, Class IS Shares		1,241,645	27,440,364
Templeton Funds:
Templeton Developing Markets Trust, Class A Shares		817,889	21,837,631
Templeton Foreign Fund, Class R6 Shares		1,157,823	10,721,442

Total Foreign Equity			81,755,996
Domestic Fixed Income — 13.7%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		3,057,292	66,648,966
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		736,216	7,406,334

Total Domestic Fixed Income			74,055,300
Foreign Fixed Income — 5.9%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		380,706	9,310,165
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,393,560	22,762,755

Total Foreign Fixed Income			32,072,920
Total Investments in Underlying Funds before Short-Term Investments (Cost — $407,787,784)			537,015,024
	Rate
Short-Term Investments — 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $2,549,212)	3.966%	2,549,212	2,549,212 (b)
Total Investments — 100.1% (Cost — $410,336,996)			539,564,236
Liabilities in Excess of Other Assets — (0.1)%			(604,340)
Total Net Assets — 100.0%			$538,959,896

*	Non-income producing security.
(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

 Franklin Multi-Asset Moderate Growth Fund
Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
October 31, 2025
 Franklin Multi-Asset Conservative Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Domestic Equity — 48.4%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		183,826	$2,631,488 *
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		48,237	3,007,596
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		194,428	3,056,404
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		356,832	14,130,530
ClearBridge Large Cap Growth Fund, Class IS Shares		451,200	37,702,234
ClearBridge Small Cap Growth Fund, Class IS Shares		97,485	4,403,376
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,536,554	43,207,890
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		126,418	11,304,256
Putnam Large Cap Value Fund, Class R6 Shares		718,388	28,139,252

Total Domestic Equity			147,583,026
Domestic Fixed Income — 27.2%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		3,615,735	78,823,023
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		417,860	4,203,674

Total Domestic Fixed Income			83,026,697
Foreign Fixed Income — 12.4%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		450,541	11,017,980
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,830,047	26,913,748

Total Foreign Fixed Income			37,931,728
Foreign Equity — 11.8%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		229,062	6,129,356
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		57,584	4,628,058
Franklin International Equity Fund, Class IS Shares		521,873	11,533,392
Templeton Funds:
Templeton Developing Markets Trust, Class A Shares		345,728	9,230,944
Templeton Foreign Fund, Class R6 Shares		489,433	4,532,150

Total Foreign Equity			36,053,900
Total Investments in Underlying Funds before Short-Term Investments (Cost — $246,805,946)			304,595,351
	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $612,089)	3.966%	612,089	612,089 (b)
Total Investments — 100.0% (Cost — $247,418,035)			305,207,440
Liabilities in Excess of Other Assets — (0.0)%††			(151,979)
Total Net Assets — 100.0%			$305,055,461

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

 Franklin Multi-Asset Conservative Growth Fund
Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
October 31, 2025
 Franklin Multi-Asset Defensive Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Fixed Income — 40.7%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		1,911,666	$41,674,319
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		144,321	1,451,874

Total Domestic Fixed Income			43,126,193
Domestic Equity — 31.6%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		41,744	597,569 *
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		10,955	683,062
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		44,159	694,180
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		81,035	3,208,968
ClearBridge Large Cap Growth Fund, Class IS Shares		102,471	8,562,466
ClearBridge Small Cap Growth Fund, Class IS Shares		22,140	1,000,065
Franklin U.S. Large Cap Equity Fund, Class IS Shares		348,959	9,812,735
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		28,710	2,567,247
Putnam Large Cap Value Fund, Class R6 Shares		163,145	6,390,387

Total Domestic Equity			33,516,679
Foreign Fixed Income — 18.9%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		238,252	5,826,453
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,496,139	14,228,277

Total Foreign Fixed Income			20,054,730
Foreign Equity — 8.4%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		79,877	2,137,389
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		13,077	1,050,983
Franklin International Equity Fund, Class IS Shares		118,533	2,619,576
Templeton Funds:
Templeton Developing Markets Trust, Class A Shares		78,519	2,096,454
Templeton Foreign Fund, Class R6 Shares		111,144	1,029,198

Total Foreign Equity			8,933,600
Total Investments in Underlying Funds before Short-Term Investments (Cost — $92,237,748)			105,631,202
	Rate
Short-Term Investments — 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $486,653)	3.966%	486,653	486,653 (b)
Total Investments — 100.1% (Cost — $92,724,401)			106,117,855
Liabilities in Excess of Other Assets — (0.1)%			(96,735)
Total Net Assets — 100.0%			$106,021,120

*	Non-income producing security.
(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

 Franklin Multi-Asset Defensive Growth Fund
Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Franklin Resources, Inc. (“Franklin Resources”) affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$931,447,053	—	—	$931,447,053
Short-Term Investments†	2,928,904	—	—	2,928,904
Total Investments	$934,375,957	—	—	$934,375,957

†	See Schedule of Investments for additional detailed categorizations.
Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$537,015,024	—	—	$537,015,024
Short-Term Investments†	2,549,212	—	—	2,549,212
Total Investments	$539,564,236	—	—	$539,564,236

†	See Schedule of Investments for additional detailed categorizations.
Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$304,595,351	—	—	$304,595,351
Short-Term Investments†	612,089	—	—	612,089
Total Investments	$305,207,440	—	—	$305,207,440

†	See Schedule of Investments for additional detailed categorizations.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$105,631,202	—	—	$105,631,202
Short-Term Investments†	486,653	—	—	486,653
Total Investments	$106,117,855	—	—	$106,117,855

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2025. The following transactions were effected in such Underlying Funds for the period ended October 31, 2025.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$11,982,313	—	—	$11,683,600	86,459	$2,313,509	—	—	$(2,612,222)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	12,385,520	$1,277,843	89,298	1,016,290	75,288	(47,998)	—	—	247,697	$12,846,772
Franklin Small Cap Value Fund, Class R6 Shares
	18,326,348	1,021,825	17,291	4,331,561	79,576	(486,284)	—	—	153,771	14,684,099
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	66,279,970	—	—	65,902,665	3,144,211	17,038,387	—	—	(17,415,692)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	14,253,123	783,537	64,158	2,161,633	155,221	105,417	—	$40,445	1,942,731	14,923,175
ClearBridge Appreciation Fund, Class IS Shares
	64,750,502	3,687,447	95,880	6,088,980	176,703	64,654	—	—	6,573,846	68,987,469
ClearBridge Large Cap Growth Fund, Class IS Shares
	169,781,721	19,810,678	259,545	17,362,737	237,509	(341,676)	—	2,980,792	12,187,910	184,075,896
ClearBridge Small Cap Growth Fund, Class IS Shares
	24,452,148	1,914,353	51,767	5,545,062	148,195	(577,940)	—	—	1,255,361	21,498,860
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	171,904,389	24,454,821	1,051,885	9,801,800	401,350	129,246	—	1,497,819	24,270,841	210,957,497
Putnam Large Cap Growth Fund, Class R6 Shares
	55,261,003	16,644,341	224,589	22,306,450	321,522	(2,569,930)	—	—	8,162,669	55,191,633
Putnam Large Cap Value Fund, Class R6 Shares
	62,997,554	75,489,870	2,087,420	11,638,890	329,013	(557,694)	$1,429,402	—	11,092,723	137,383,563
Franklin Systematic Style Premia ETF
	7,214,482	11,063,222	452,147	1,480,447	58,737	57,464	—	—	1,766,626	18,621,347
ClearBridge Emerging Markets Fund, Class IS Shares(a)
	34,561,869	520,466	37,674	39,228,730	2,714,813	7,411,508	24,769	—	(3,265,113)	—
ClearBridge International Growth Fund, Class IS Shares
	26,097,619	258,418	3,485	7,645,220	104,010	2,156,588	—	—	1,727,085	22,594,490
Franklin International Equity Fund, Class IS Shares
	57,874,364	1,414,156	69,085	14,589,332	692,884	2,887,281	—	—	9,684,426	57,270,895
Templeton Developing Markets Trust, Class A Shares
	—	40,754,007	1,701,700	352,150	13,660	16,681	23,204	9,485	4,652,133	45,070,671
Templeton Foreign Fund, Class R6 Shares
	26,019,086	1,048,609	128,241	9,618,102	1,117,901	722,331	—	—	3,954,305	22,126,229

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin U.S. Core Bond ETF
	$32,359,927	$13,200,602	618,320	$15,434,387	721,190	$(449,822)	$1,076,589	—	$1,372,592	$31,048,912
Franklin BSP Lending Fund, Class R6 Shares
	—	12,800,000	1,273,433	—	—	—	122,015	—	10,731	12,810,731
Franklin High Yield Corporate ETF
	6,269,432	2,195,907	92,713	8,523,640	352,102	60,490	272,054	—	(2,189)	—
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	11,550,095	5,131,252	549,592	15,514,868	1,641,114	(279,802)	494,707	—	468,137	1,354,814
BrandywineGLOBAL — Multi-Sector Opportunities Fund, Class IS Shares(b)
	4,787,298	389,921	35,068	5,312,783	473,064	(75,003)	162,749	—	210,567	—
	$879,108,763	$233,861,275		$275,539,327		$27,577,407	$3,605,489	$4,528,541	$66,438,935	$931,447,053

(a)	Prior to September 30, 2025, known as Martin Currie Emerging Markets Fund.
(b)	Prior to July 29, 2025, known as BrandywineGLOBAL — Global Unconstrained Bond Fund.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Moderate Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$5,864,561	—	—	$5,718,400	42,316	$1,149,840	—	—	$(1,296,001)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	6,061,883	$560,673	39,237	494,975	36,744	(21,963)	—	—	119,547	$6,225,165
Franklin Small Cap Value Fund, Class R6 Shares
	8,968,938	506,664	8,642	2,196,479	40,273	(216,867)	—	—	52,559	7,114,815
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	32,438,524	—	—	32,253,864	1,538,829	8,968,958	—	—	(9,153,618)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	6,975,550	465,650	38,153	1,208,390	87,359	76,737	—	$19,799	920,988	7,230,535
ClearBridge Appreciation Fund, Class IS Shares
	31,690,366	1,516,958	39,467	3,029,298	87,521	142,171	—	—	3,107,339	33,427,536
ClearBridge Large Cap Growth Fund, Class IS Shares
	83,093,830	10,173,086	134,802	9,917,013	134,789	(41,893)	—	1,459,219	5,881,478	89,189,488
ClearBridge Small Cap Growth Fund, Class IS Shares
	11,967,056	1,009,781	27,553	2,886,780	77,059	(288,874)	—	—	616,028	10,417,211
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	84,132,871	13,300,280	577,221	7,139,194	295,485	195,253	—	733,242	11,726,389	102,215,599
Putnam Large Cap Growth Fund, Class R6 Shares
	27,045,854	8,432,398	114,434	11,677,456	164,894	(1,083,441)	—	—	4,024,613	26,741,968
Putnam Large Cap Value Fund, Class R6 Shares
	30,832,155	36,334,623	1,005,157	5,711,893	161,654	(290,080)	$697,354	—	5,403,686	66,568,491
Franklin Systematic Style Premia ETF
	10,536,095	466,227	18,948	1,412,371	56,803	43,325	—	—	1,174,750	10,808,026
ClearBridge Emerging Markets Fund, Class IS Shares(a)
	16,914,584	63,150	4,422	19,016,778	1,314,614	3,726,120	12,121	—	(1,687,076)	—
ClearBridge International Growth Fund, Class IS Shares
	12,772,340	—	—	3,736,636	50,558	1,088,413	—	—	824,416	10,948,533
Franklin International Equity Fund, Class IS Shares
	28,324,343	385,707	18,938	7,452,275	350,868	1,643,874	—	—	4,538,715	27,440,364
Templeton Developing Markets Trust, Class A Shares
	—	19,796,426	826,625	226,467	8,736	10,031	11,278	4,610	2,257,641	21,837,631

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Moderate Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Templeton Foreign Fund, Class R6 Shares
	$12,733,649	$326,966	40,392	$4,633,778	536,290	$372,649	—	—	$1,921,956	$10,721,442
Franklin U.S. Core Bond ETF
	62,314,577	12,999,082	609,216	10,587,460	492,678	(263,772)	$2,067,029	—	2,186,539	66,648,966
Franklin BSP Lending Fund, Class R6 Shares
	—	7,400,000	736,216	—	—	—	70,541	—	6,334	7,406,334
Franklin High Yield Corporate ETF
	12,072,867	1,790,901	74,663	4,677,619	193,455	(13,196)	578,948	—	137,212	9,310,165
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	22,241,677	5,044,320	538,478	4,907,539	521,165	(231,150)	1,026,445	—	615,447	22,762,755
BrandywineGLOBAL — Multi-Sector Opportunities Fund, Class IS Shares(b)
	6,991,407	438,325	39,526	7,633,991	679,179	(337,436)	237,341	—	541,695	—
	$513,973,127	$121,011,217		$146,518,656		$14,628,699	$4,701,057	$2,216,870	$33,920,637	$537,015,024

(a)	Prior to September 30, 2025, known as Martin Currie Emerging Markets Fund.
(b)	Prior to July 29, 2025, known as BrandywineGLOBAL — Global Unconstrained Bond Fund.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Conservative Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$2,473,654	—	—	$2,412,153	17,849	$494,121	—	—	$(555,622)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	2,557,024	$209,965	14,614	174,420	13,172	(2,668)	—	—	41,587	$2,631,488
Franklin Small Cap Value Fund, Class R6 Shares
	3,782,777	271,751	4,685	973,491	17,917	(98,844)	—	—	25,403	3,007,596
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	13,682,107	—	—	13,604,220	649,056	4,094,976	—	—	(4,172,863)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	2,942,038	244,487	20,044	547,133	40,363	35,714	—	$8,298	381,298	3,056,404
ClearBridge Appreciation Fund, Class IS Shares
	13,366,911	810,289	21,921	1,409,514	41,410	371,739	—	—	991,105	14,130,530
ClearBridge Large Cap Growth Fund, Class IS Shares
	35,047,614	4,619,319	61,993	4,419,374	60,987	(13,888)	—	611,591	2,468,563	37,702,234
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,047,330	502,489	13,747	1,281,410	34,411	(134,194)	—	—	269,161	4,403,376
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	35,486,012	5,556,969	242,657	2,833,596	120,452	66,320	—	307,318	4,932,185	43,207,890
Putnam Large Cap Growth Fund, Class R6 Shares
	11,407,900	3,760,896	51,334	5,100,334	72,343	(489,798)	—	—	1,725,592	11,304,256
Putnam Large Cap Value Fund, Class R6 Shares
	13,004,653	14,779,372	408,947	1,779,998	51,599	(131,472)	$292,422	—	2,266,697	28,139,252
Franklin U.S. Core Bond ETF
	68,336,119	14,721,583	686,714	6,348,303	295,902	(168,938)	2,281,802	—	2,282,562	78,823,023
Franklin BSP Lending Fund, Class R6 Shares
	—	4,200,000	417,860	—	—	—	40,038	—	3,674	4,203,674
Franklin High Yield Corporate ETF
	13,239,480	1,701,894	70,248	4,058,824	167,472	(7,895)	641,498	—	143,325	11,017,980
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	24,390,918	5,140,072	547,552	3,042,959	323,372	(145,493)	1,145,407	—	571,210	26,913,748

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Conservative Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Multi-Sector Opportunities Fund, Class IS Shares(a)
	$7,154,504	$379,974	34,338	$7,746,750	688,913	$37,095	$243,945	—	$175,177	—
Franklin Systematic Style Premia ETF
	10,782,323	221,902	9,062	5,678,792	232,089	288,133	—	—	515,790	$6,129,356
ClearBridge Emerging Markets Fund, Class IS Shares(b)
	7,133,813	5,081	367	7,996,915	552,947	1,587,354	5,081	—	(729,333)	—
ClearBridge International Growth Fund, Class IS Shares
	5,386,942	—	—	1,567,923	21,195	437,855	—	—	371,184	4,628,058
Franklin International Equity Fund, Class IS Shares
	11,946,489	306,135	15,951	3,331,577	157,772	679,765	—	—	1,932,580	11,533,392
Templeton Developing Markets Trust, Class A Shares
	—	8,299,218	346,547	20,251	819	(411)	4,744	$1,939	952,388	9,230,944
Templeton Foreign Fund, Class R6 Shares
	5,370,396	9,479	1,179	1,812,041	209,200	147,809	—	—	816,507	4,532,150
	$292,539,004	$65,740,875		$76,139,978		$7,047,280	$4,654,937	$929,146	$15,408,170	$304,595,351

(a)	Prior to July 29, 2025, known as BrandywineGLOBAL — Global Unconstrained Bond Fund.
(b)	Prior to September 30, 2025, known as Martin Currie Emerging Markets Fund.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Defensive Growth Fund		Cost	Shares	Proceeds	Shares
Franklin U.S. Core Bond ETF
	$36,203,221	$7,663,871	357,010	$3,296,152	153,849	$(92,372)	$1,203,002	—	$1,195,751	$41,674,319
Franklin BSP Lending Fund, Class R6 Shares
	—	1,450,000	144,321	—	—	—	13,828	—	1,874	1,451,874
Franklin Growth Fund, Class R6 Shares
	576,888	—	—	562,519	4,163	117,514	—	—	(131,883)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	596,313	64,128	4,517	69,517	5,306	1,735	—	—	4,910	597,569
Franklin Small Cap Value Fund, Class R6 Shares
	882,035	85,647	1,478	263,430	4,856	(27,110)	—	—	5,920	683,062
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	3,190,594	—	—	3,172,432	151,356	723,883	—	—	(742,045)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	686,004	70,192	5,757	152,689	11,671	9,685	—	$1,883	80,988	694,180
ClearBridge Appreciation Fund, Class IS Shares
	3,117,151	270,764	7,460	477,489	14,183	164,789	—	—	133,753	3,208,968
ClearBridge Large Cap Growth Fund, Class IS Shares
	8,172,895	1,294,375	17,443	1,428,045	19,955	(23,967)	—	138,742	547,208	8,562,466
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,176,915	148,076	4,010	348,205	9,420	(26,002)	—	—	49,281	1,000,065
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	8,275,150	1,544,142	66,831	1,102,561	47,691	11,377	—	69,716	1,084,627	9,812,735
Putnam Large Cap Growth Fund, Class R6 Shares
	2,660,268	957,409	13,095	1,316,795	18,764	(132,424)	—	—	398,789	2,567,247
Putnam Large Cap Value Fund, Class R6 Shares
	3,032,630	3,605,915	99,736	709,572	20,784	(60,310)	67,033	—	521,724	6,390,387
Franklin High Yield Corporate ETF
	7,014,037	842,867	34,636	2,100,467	86,580	(2,301)	339,585	—	72,317	5,826,453

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Defensive Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	$12,921,867	$2,565,109	273,029	$1,479,853	157,431	$(72,421)	$600,547	—	$293,575	$14,228,277
BrandywineGLOBAL — Multi-Sector Opportunities Fund, Class IS Shares(a)
	3,695,296	149,144	13,535	3,955,395	351,622	52,168	124,700	—	58,787	—
Franklin Systematic Style Premia ETF
	5,569,643	12,022	489	3,767,647	154,140	222,923	—	—	100,448	2,137,389
ClearBridge Emerging Markets Fund, Class IS Shares(b)
	1,663,475	1,161	84	1,858,372	128,936	353,151	1,161	—	(159,415)	—
ClearBridge International Growth Fund, Class IS Shares
	1,256,099	—	—	388,837	5,292	91,809	—	—	91,912	1,050,983
Franklin International Equity Fund, Class IS Shares
	2,785,899	111,635	5,948	875,793	42,187	107,099	—	—	490,736	2,619,576
Templeton Developing Markets Trust, Class A Shares
	—	1,889,283	78,854	8,733	335	290	1,079	$441	215,614	2,096,454
Templeton Foreign Fund, Class R6 Shares
	1,252,182	—	—	441,736	51,477	30,047	—	—	188,705	1,029,198
	$104,728,562	$22,725,740		$27,776,239		$1,449,563	$2,350,935	$210,782	$4,503,576	$105,631,202

(a)	Prior to July 29, 2025, known as BrandywineGLOBAL — Global Unconstrained Bond Fund.
(b)	Prior to September 30, 2025, known as Martin Currie Emerging Markets Fund.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report